Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Range Cancer Therapeutics ETF
Shareholder Report [Line Items]
Fund Name	Range Cancer Therapeutics ETF
Class Name	Range Cancer Therapeutics ETF
Trading Symbol	CNCR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Range Cancer Therapeutics ETF for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rangeetfs.com/investor-materials. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.rangeetfs.com/investor-materials
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Cancer Therapeutics ETF	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Range Cancer Therapeutics ETF (“CNCR” or the “Fund”) seeks to deliver investment results, before fees and expenses, that track the performance of the Range Oncology Therapeutics Index (“CNCRX or the “Index”). The Fund invests in securities and financial instruments that the Advisor believes, in combination, should closely track the Index’s performance.
For the year ended 8/31/2024, the Fund achieved a total return of 24.92%, while the Fund’s broad-based index (S&P 500) returned 27.14%, highlighting similar performance. The Fund’s exposure to small-cap biotech stocks and mergers and acquisitions activity in oncology therapeutics contributed to its positive performance. Top performers in the Index included Summit Therapeutics, which delivered a remarkable return of 696.31% and represented 4.53% of the Index, followed by Janux Therapeutics at 326.70% (2.99% of the Index) and Nurix Therapeutics at 191.33% (1.90% of the Index). However, the Fund faced challenges from significant losses in Apollomics Inc (-97.36%), Ginkgo Bioworks (-92.57%), and Zentalis Pharmaceuticals (-87.21%), which were among the largest detractors and dampened the overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/13/2015)
Range Cancer Therapeutics ETF NAV	24.92	-3.48	-4.46
Range Cancer Therapeutics ETF Market	25.46	-3.38	-4.44
S&P 500 TR	27.14	15.92	14.42
Range Oncology Therapeutics Index	26.08	-2.68	-3.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rangeetfs.com/investor-materials for more recent performance information. Visit https://www.rangeetfs.com/investor-materials for more recent performance information.
Net Assets	$ 13,258,021
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 116,178
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$13,258,021
Number of Holdings	76
Net Advisory Fee	$116,178
Portfolio Turnover	52%
30-Day SEC Yield	-0.63%
30-Day SEC Yield Unsubsidized	-0.63%

Holdings [Text Block]

Top 10 Securities	(%)
Summit Therapeutics, Inc.	3.8%
Geron Corporation	3.8%
Enliven Therapeutics, Inc.	2.7%
Acrivon Therapeutics, Inc.	2.6%
Nurix Therapeutics, Inc.	2.5%
iTeos Therapeutics, Inc.	2.2%
Nuvation Bio, Inc.	2.1%
Erasca, Inc.	1.9%
Foghorn Therapeutics, Inc.	1.9%
REVOLUTION Medicines, Inc.	1.9%

Updated Prospectus Web Address	https://www.rangeetfs.com/investor-materials.